Other Non-current Assets - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 2,249		¥ 1,537
Prepayment for purchase of property and equipment	0		21
Others	179		222
Other non-current assets	¥ 2,428	$ 333	¥ 1,780